Investment in crypto assets-Bitcoin, Units Held, Cost Basis and the Fair Value of its Investments in Crypto Assets (Details)	Jun. 30, 2026 USD ($) Bitcoin	Dec. 31, 2025 USD ($)
Investment in Crypto-Assets [Abstract]
Crypto assets, number of units | Bitcoin	44.006
Crypto assets, cost basis	$ 5,000,000
Crypto assets, fair Value	$ 2,576,214
Bitcoin [Member]
Investment in Crypto-Assets [Abstract]
Crypto assets, number of units | Bitcoin	44.006
Crypto assets, cost basis	$ 5,000,000
Crypto assets, fair Value	$ 2,576,214	$ 3,851,400